NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]	<br/> Capitalized costs relating to oil and gas producing activities are as follows: <br/>

	Canada	United States	Total
December 31, 2012:
Proved	$8,444,786	$1,065,681	$9,510,467
Unproven	8,426,997	-	8,426,997
Total capitalized costs	16,871,783	1,065,681	17,937,464
Accumulated depreciation, depletion, amortization, and impairment	(4,066,003)	(166,038)	(4,232,041)
Net capitalized costs	$12,805,780	$899,643	$13,705,423

December 31, 2011:
Proved	$9,707,171	$855,283	$10,562,454
Unproven	8,196,595	138,786	8,335,381
Total capitalized costs	17,903,766	994,069	18,897,835
Accumulated depreciation, depletion, amortization, and impairment	(1,971,185)	(92,071)	(2,063,256)
Net capitalized costs	$15,932,581	$901,998	$16,834,579

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure [Table Text Block]	<br/> Cost incurred in oil and gas property acquisition and development activities are as follows: <br/>

	Canada	United States	Total
Year Ended December 31, 2012:
Acquisition costs :
Proved	$-	$-	$-
Unproven	-	-	-
Exploration costs	48,681	210,398	259,079
Development costs	250,081	-	250,081
Total costs incurred	$298,762	$210,398	$509,160

Year Ended December 31, 2011:
Acquisition costs :
Proved	$9,567,701	$-	$9,567,701
Unproven	8,196,595	138,786	8,335,381
Exploration costs	13,849	-	13,849
Development costs	-	154,684	154,684
Total costs incurred	$17,778,145	$293,470	$18,071,615

Results of Operations for Oil and Gas Producing Activities Disclosure [Table Text Block]	<br/> The following table shows the results from operations for the periods ended December 31, 2012 and 2011 : <br/>

	Canada	United States	Total
Year Ended December 31, 2012:
Revenue	$2,026,399	$447,409	$2,473,808
Production expenses	1,643,648	190,957	1,834,605
Depletion, depreciation, and amortization	971,578	73,964	1,045,542
Accretion	57,012	1,700	58,712
Impairment of oil and gas properties	1,069,948	-	1,069,948
Income tax expense (benefit)	-	-	-
Results of activities	$(1,715,787)	$180,788	$(1,534,999)

Year Ended December 31, 2011:
Revenue	$620,589	$256,131	$876, 720
Production expenses	271,507	195,816	467,323
Depletion, depreciation and amortization	401,522	92,071	493,593
Accretion	11,911	3,301	15,212
Impairment of oil and gas properties	1,558,036	-	1,558,036
Income tax expense (benefit)	-	-	-
Results of activities	$(1,622,387)	$(35,057)	$(1,657,444)

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Table Text Block]	<br/> Oil and Gas Reserves <br/>

	Canada			United States	Total
	Oil (MBbls)	Gas (Mmcf)	NGL (MBbls)	Oil (MBbls)	Oil (MBbls)	Gas (Mmcf)	NGL (Bbls)	Total (MBoe)
Proved reserves at December 31, 2011	243.5	1,385.4	4.5	100.2	343.6	1,385.4	4.5	579.1
Production	(15.8)	(312.9)	(2.1)	(5.2)	(21.0)	(312.9)	(2.1)	(75.3)
Purchases/sales of reserves	(102.2)	-	-	-	(102.2)	-	-	(102.2)
Extensions and discoveries	39.3	150.3	(0.5)	2.1	41.4	150.3	(0.5)	66.0
Proved reserves at December 31, 2012	164.8	1,222.8	1.9	97.1	261.9	1,222.8	1.9	467.6
	Oil (MBbls)	Gas (Mmcf)	NGL (MBbls)	Oil (MBbls)	Oil (MBbls)	Gas (Mmcf)	NGL (Bbls)	Total (MBoe)

PROVED DEVELOPED RESERVES:
December 31, 2011	201.1	1,238.2	4.5	26.4	227.5	1,238.2	4.5	438.4
December 31, 2012	150.8	1,218.8	1.9	32.7	183.5	1,218.8	1.9	388.5

PROVED UNDEVELOPED RESERVES:
December 31, 2011	42.4	147.2	-	73.8	116.2	147.2	-	140.7
December 31, 2012	14.0	4.0	-	64.5	78.4	4.0	-	79.1

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure [Table Text Block]	<br/> The following table sets forth as of December 31, 2012 and 2011, the estimated future net cash flow from and Standardized Measure of Discounted Future Net Cash Flows (“Standardized Measure”) of our proved reserves, which were prepared in accordance with the rules and regulations of the SEC and the Financial Accounting Standards Board. Future net cash flow represents future gross cash flow from the production and sale of proved reserves, net of crude oil, natural gas and natural gas liquids production costs (including production taxes, ad valorem taxes and operating expenses) and future development costs. The calculations used to produce the figures in this table are based on current cost and price factors at December 31, 2012 and 2011. <br/>

	Canada	United States	Total
December 31, 2012 :
Future cash inflows	$15,341,349	$8,397,184	$23,738,533
Future production costs:	7,561,503	2,405,958	9,967,461
Future development costs	448,458	480,000	928,458
Future cash flows before income taxes	7,331,388	5,511,226	12,842,614
Future income taxes	-	-	-
Future net cash flows after income taxes	7,331,388	5,511,226	12,842,614
10% annual discount for estimated timing of cash flows	(3,050,360)	(2,176,732)	(5,227,092)
Standardized measure of discounted future net cash flows	$4,281,028	$3,334,494	$7,615,522
	Canada	United States	Total
December 31, 2011 :
Future cash inflows	$27,706,444	$8,243,851	$35,950,295
Future production costs:	12,104,423	3,910,968	16,015,391
Future development costs	3,411,068	280,000	3,691,068
Future cash flows before income taxes	12,013,959	4,052,883	16,066,842
Future income taxes	114,063	-	114,063
Future net cash flows after income taxes	11,899,896	4,052,883	15,952,779
10% annual discount for estimated timing of cash flows	(4,318,654)	(1,339,913)	(5,658,567)
Standardized measure of discounted future net cash flows	$7,581,242	$2,712,970	$10,294,212

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Table Text Block]	<br/> The following reconciles the change in the Standardized Measure for the years ended Decemeber 31, 2012 and 2011 : <br/>

	Canada	United States	Total
Beginning of year	$7,581,242	$2,712,970	$10,294,212

Changes from:
Purchases of proved reserves	-	-	-
Sales of producing properties	(2,678,674)	-	(2,678,674)
Extensions, discoveries and improved recovery, less related costs	-	-	-
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(383,000)	(256,000)	(639,000)
Revision of quantity estimates	-	-	-
Accretion of discount	-	-	-
Change in income taxes	114,063	-	114,063
Changes in estimated future development costs	2,962,610	(340,000)	2,622,610
Development costs incurred that reduced future development costs	-	140,000	140,000
Change in sales and transfer prices, net of production costs	-	-	-
Changes in production rates (timing) and other	(3,315,213)	1,077,524	(2,237,689)
End of year	$4,281,028	$3,334,494	$7,615,522
	Canada	United States	Total
Beginning of year	$-	$-	$-

Changes from:
Purchases of proved reserves	7,601,892	-	7,601,892
Sales of producing properties	-	-	-
Extensions, discoveries and improved recovery, less related costs	-	2,772,970	2,772,970
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(350,000)	(60,000)	(410,000)
Revision of quantity estimates	-	-	-
Accretion of discount	-	-	-
Change in income taxes	(114,063)	-	(114,063)
Changes in estimated future development costs	(3,450,105)	-	(3,450,105)
Development costs incurred that reduced future development costs	-	-	-
Change in sales and transfer prices, net of production costs	-	-	-
Changes in production rates (timing) and other	3,893,517	-	3,893,517
End of year	$7,581,242	$2,712,970	$10,294,212